Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 73.3%
U.S. Treasury - 1.2%
U.S. Treasury Notes
4.25%, 11/15/2034 - 08/15/2035	$ 1,800,000	$ 1,803,523
		1,803,523
U.S. Treasury Inflation-Protected Securities - 72.1%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	4,904,583	2,614,233
0.25%, 02/15/2050	1,891,335	1,087,379
0.63%, 02/15/2043	3,045,557	2,274,232
0.75%, 02/15/2042 - 02/15/2045	8,162,122	6,265,181
1.00%, 02/15/2046	1,026,098	773,316
1.38%, 02/15/2044	2,990,500	2,507,205
1.50%, 02/15/2053	2,181,100	1,696,539
1.75%, 01/15/2028	2,011,594	2,043,156
2.13%, 02/15/2040 - 02/15/2054	6,250,225	6,080,760
2.38%, 01/15/2027 - 02/15/2055	3,753,735	3,746,019
2.50%, 01/15/2029	2,717,633	2,830,684
3.38%, 04/15/2032	2,851,600	3,172,859
3.63%, 04/15/2028	952,023	1,005,893
3.88%, 04/15/2029	2,563,496	2,783,468
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 04/15/2026 - 01/15/2032	20,802,673	19,792,320
0.25%, 07/15/2029	2,281,158	2,223,652
0.38%, 01/15/2027 - 07/15/2027	7,602,359	7,573,603
0.50%, 01/15/2028	5,322,551	5,278,532
0.63%, 07/15/2032	2,633,099	2,495,630
0.75%, 07/15/2028	4,326,291	4,317,774
0.88%, 01/15/2029	3,337,958	3,320,180
1.13%, 01/15/2033	1,414,751	1,370,333
1.25%, 04/15/2028	4,539,150	4,561,415
1.38%, 07/15/2033	2,775,162	2,729,273
1.63%, 10/15/2027 - 04/15/2030	7,268,097	7,387,359
1.75%, 01/15/2034	949,122	951,104
1.88%, 07/15/2035	1,009,570	1,012,696
2.13%, 04/15/2029 - 01/15/2035	6,133,455	6,307,315
2.38%, 10/15/2028	3,704,260	3,848,483
		112,050,593
Total U.S. Government Obligations (Cost $120,026,671)		113,854,116
CORPORATE DEBT SECURITIES - 14.2%
Automobiles - 0.2%
Ford Motor Credit Co. LLC
6.05%, 11/05/2031	300,000	309,847
Banks - 6.5%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 4.38% (A)(B)	966,000	794,021
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	338,000	334,319
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp. (continued)
Fixed until 10/25/2034, 5.52% (B), 10/25/2035	$ 968,000	$ 987,942
Fixed until 02/12/2035, 5.74% (B), 02/12/2036	1,200,000	1,240,760
Barclays PLC
Fixed until 09/10/2029, 4.94% (B), 09/10/2030	320,000	325,949
BNP Paribas SA
Fixed until 01/15/2033, 4.92% (B), 01/15/2034 (C)	338,000	336,293
Citigroup, Inc.
Fixed until 09/11/2035, 5.17% (B), 09/11/2036	258,000	259,097
Fixed until 09/19/2034, 5.41% (B), 09/19/2039	228,000	227,919
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (B), 05/28/2032	700,000	642,463
Fixed until 12/10/2030, 4.47% (B), 12/10/2031	194,000	193,784
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (B), 07/21/2032	500,000	447,129
Fixed until 01/21/2031, 4.52% (B), 01/21/2032	515,000	514,806
HSBC Holdings PLC
Fixed until 09/10/2035, 5.74% (B), 09/10/2036 (D)	465,000	477,627
Morgan Stanley
Fixed until 09/16/2031, 2.48% (B), 09/16/2036	958,000	842,398
Fixed until 10/18/2029, 4.65% (B), 10/18/2030	800,000	809,807
Fixed until 01/18/2036, 5.31% (B), 01/18/2041	168,000	165,941
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (B), 11/28/2035	381,000	352,604
Fixed until 08/15/2029, 4.96% (B), 08/15/2030	300,000	306,285
UBS Group AG
Fixed until 05/09/2035, 5.58% (B), 05/09/2036 (C)	210,000	217,698
Wells Fargo & Co.
Fixed until 09/15/2028, 4.08% (B), 09/15/2029	321,000	320,720
Zions Bancorp NA
Fixed until 08/19/2034, 6.82% (B), 11/19/2035	252,000	267,218
		10,064,780
Chemicals - 0.6%
CF Industries, Inc.
5.30%, 11/26/2035	207,000	207,806
Dow Chemical Co.
4.80%, 01/15/2031	252,000	251,155
5.60%, 02/15/2054	66,000	57,605
Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Eastman Chemical Co.
5.75%, 03/08/2033	$ 259,000	$ 271,346
PPG Industries, Inc.
4.38%, 03/15/2031	111,000	110,667
		898,579
Commercial Services & Supplies - 0.7%
Triton Container International Ltd.
3.15%, 06/15/2031 (C)	968,000	885,398
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	248,000	246,864
		1,132,262
Communications Equipment - 0.1%
Orange SA
4.25%, 01/13/2031 (C)	200,000	198,321
Construction & Engineering - 0.1%
MasTec, Inc.
5.90%, 06/15/2029	154,000	161,106
Containers & Packaging - 0.8%
AptarGroup, Inc.
4.75%, 03/30/2031	245,000	246,491
Smurfit Westrock Financing DAC
5.19%, 01/15/2036	383,000	386,101
Sonoco Products Co.
5.00%, 09/01/2034 (D)	666,000	661,548
		1,294,140
Insurance - 0.7%
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.24% (B), 02/12/2067 (C)	1,196,000	1,139,197
Machinery - 0.1%
Weir Group, Inc.
5.35%, 05/06/2030 (C)	210,000	215,573
Metals & Mining - 1.1%
ArcelorMittal SA
6.35%, 06/17/2054 (D)	285,000	301,421
Corp. Nacional del Cobre de Chile
6.33%, 01/13/2035 (C)	285,000	302,510
Glencore Funding LLC
2.63%, 09/23/2031 (C)	152,000	137,686
2.85%, 04/27/2031 (C)	314,000	290,794
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041	62,000	63,219
South32 Treasury Ltd.
4.35%, 04/14/2032 (C)	615,000	599,418
		1,695,048
Oil, Gas & Consumable Fuels - 2.8%
APA Corp.
4.25%, 01/15/2030	1,102,000	1,087,644
6.10%, 02/15/2035	120,000	123,705
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP
5.55%, 10/30/2035 (C)	$ 130,000	$ 132,964
Diamondback Energy, Inc.
5.40%, 04/18/2034	153,000	156,682
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (B), 07/15/2077	474,000	473,771
Energy Transfer LP
5.35%, 01/15/2036 - 05/15/2045	182,000	172,453
Enterprise Products Operating LLC
3.70%, 01/31/2051	336,000	247,223
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	248,000	247,028
ONEOK, Inc.
4.95%, 10/15/2032	628,000	631,175
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 01/15/2031	252,000	253,394
Williams Cos., Inc.
5.15%, 03/15/2036	322,000	320,574
Woodside Finance Ltd.
5.40%, 05/19/2030	408,000	419,829
		4,266,442
Passenger Airlines - 0.3%
Southwest Airlines Co.
5.25%, 11/15/2035	505,000	494,320
Semiconductors & Semiconductor Equipment - 0.2%
Foundry JV Holdco LLC
5.88%, 01/25/2034 (C)	211,000	218,103
Total Corporate Debt Securities (Cost $21,713,031)		22,087,718
FOREIGN GOVERNMENT OBLIGATIONS - 9.9%
Australia - 0.9%
Australia Government Bonds
2.50%, 09/20/2030 (E)	AUD 1,250,000	1,341,397
Germany - 1.0%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.50%, 04/15/2030 (E)	EUR 1,297,880	1,538,088
Italy - 0.8%
Italy Buoni Poliennali Del Tesoro
0.10%, 05/15/2033 (E)	1,194,000	1,304,596
Japan - 4.2%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2026 - 03/10/2028	JPY 1,001,821,250	6,481,838
Mexico - 0.4%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 257,000	204,842
5.63%, 02/09/2034	450,000	448,353
		653,195
Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain - 1.6%
Spain Government Inflation-Linked Bonds
1.00%, 11/30/2030 (E)	EUR 2,052,240	$ 2,473,307
United Kingdom - 1.0%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2026 - 03/22/2029 (E)	GBP 1,101,648	1,497,830
Total Foreign Government Obligations (Cost $16,257,591)		15,290,251

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 1.4%
Money Market Funds - 1.4%
State Street Institutional U.S. Government Money Market Fund, 3.65% (F)	2,111,121	2,111,121
Total Short-Term Investment Companies (Cost $2,111,121)		2,111,121

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bills
3.40% (F), 02/26/2026	$ 700,000	698,311
3.86% (F), 02/19/2026	1,000,000	998,300
Total Short-Term U.S. Government Obligations (Cost $1,696,163)		1,696,611

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (F)	868,193	$ 868,193
Total Other Investment Company (Cost $868,193)		868,193
Total Investments (Cost $162,672,770)		155,908,010
Net Other Assets (Liabilities) - (0.4)%		(580,963)
Net Assets - 100.0%		$ 155,327,047
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	04/30/2026	USD	5,251,296	EUR	4,500,000	$—	$(105,331)
JPMS	04/30/2026	USD	6,380,070	JPY	1,000,000,000	—	(132,776)
MSCS	04/30/2026	USD	1,287,231	AUD	1,925,000	—	(52,787)
MSCS	04/30/2026	USD	1,446,738	GBP	1,080,000	—	(30,887)
Total						$—	$(321,781)
Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$113,854,116	$—	$113,854,116
Corporate Debt Securities	—	22,087,718	—	22,087,718
Foreign Government Obligations	—	15,290,251	—	15,290,251
Short-Term Investment Companies	2,111,121	—	—	2,111,121
Short-Term U.S. Government Obligations	—	1,696,611	—	1,696,611
Other Investment Company	868,193	—	—	868,193
Total Investments	$2,979,314	$152,928,696	$—	$155,908,010
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(321,781)	$—	$(321,781)
Total Other Financial Instruments	$—	$(321,781)	$—	$(321,781)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Perpetual maturity. The date displayed is the next call date.
(B)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $4,673,955, representing 3.0% of the
Fund's net assets.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $850,672, collateralized by cash collateral of $868,193. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the total value of the Regulation S securities is $8,155,218, representing
5.3% of the Fund's net assets.

(F)	Rate disclosed reflects the yield at January 31, 2026.
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
JPMS	JPMorgan Securities LLC
MSCS	Morgan Stanley Capital Services Inc.
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
Transamerica Series Trust

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Inflation Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust